SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) (Details)			6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 26, 2026 USD ($)	Mar. 31, 2026 USD ($) segment customer supplier	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Consolidated financial statements description			the Company incurred net losses of $17.0 million and $0.8 million for the six months ended March 31, 2026 and 2025, respectively. The net loss of approximately $17.0 million for the 2026 period was substantially driven by losses from continuing operations, primarily attributable to non-recurring items including an $8.1 million loss on disposal of subsidiaries and $7.1 million in stock-based compensation. The Company had accumulated deficits of $68.3 million as of March 31, 2026. Net cash used in operating activities of continued operations was $0.3 million for the six months ended March 31, 2026. In addition, although the Company reported total assets of $66.4 million as of March 31, 2026, these assets were driven primarily by prepayments, digital assets consideration receivable and receivable from disposal of subsidiaries, which collectively amounted to $62.6 million (including $21.6 million of procurement advances, $20.0 million of digital assets consideration receivable, and $21.0 million of receivable from disposal of subsidiaries), rather than by cash or other immediately available liquid resources. These conditions raised substantial doubts about the Company’s ability to continue as a going concern.
Revenues			$ 1,001,426	$ 0
Pursuing additional equity financing			20,900,000
Allowance for doubtful accounts	$ 3,541		3,541	0	$ 0
Unrealized loss investment	612,527		612,527
Digital assets consideration receivable	$ 20,020,000		20,020,000		0
Impairment of long-lived assets			0		$ 0
Value-added taxes, rate						13.00%	16.00%	17.00%
Expected dividend yield			0
Other comprehensive income (loss)			$ 1,481,532	$ 1,115,725
Number of reportable segments (in segment) | segment			1
Cash consideration		$ 21,000,000
Four Suppliers [Member]
Concentration risks percent			87.10%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues			$ 1,001,426
Number of customers (in customer) | customer			4
Concentration risks percent			100.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue Benchmark [Member]
Concentration risks percent			100.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Number of suppliers (in supplier) | supplier			4
Concentration risks percent			87.10%